Vessels (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
net proceeds		$ 228,416	$ 165,944	$ 31,555
Total Gain		48,662	81,198	(440)
carrying value amount		2,919,783	2,600,021
Impairment charges (Note 4)		$ 0	$ 26,367	$ 0
Chios DF and Ithaki DF [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date		January 11 and 19, 2024
aggregate cost		$ 156,649
Montmartre DF, Alpes DF, Mystras DF and Aspen DF [Member]
Property, Plant and Equipment [Line Items]
aggregate cost	$ 350,000
Alaska [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date		July 19, 2024
Archangel [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date		August 22, 2024
Eurochampion 2004 [member]
Property, Plant and Equipment [Line Items]
Vessel delivery date		February 14, 2023
Euronike [member]
Property, Plant and Equipment [Line Items]
Vessel delivery date		February 21, 2023
Njord Df [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date		September 21, 2023
Ran DF [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date		October 26, 2023
Njord DF and Ran DF [member]
Property, Plant and Equipment [Line Items]
aggregate cost		$ 155,677
Eurochampion 2004, Euronike, Izumo Princess and Nippon Princess [Member]
Property, Plant and Equipment [Line Items]
net proceeds		151,779
Total Gain		59,006
Neo Energy [Member]
Property, Plant and Equipment [Line Items]
net proceeds		76,637
Total Gain		$ 10,344
discount rate			7.70%
carrying value amount			$ 114,367
write down amount			88,000
Impairment charges (Note 4)			26,367
Afrodite, Artemis, Ariadne, Aris, Ajax, Apollon, Arion and Amphitrite [Member]
Property, Plant and Equipment [Line Items]
net proceeds			165,944
Total Gain			$ 81,198